Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000124329
Account Value [Line Items]
Line Graph and Table Measure Name		Anfield Universal Fixed Income Fund
Accumulated Value	$ 10,000		$ 10,332	$ 10,700	$ 11,048	$ 10,878	$ 10,825	$ 11,204	$ 10,358	$ 11,044	$ 11,900	$ 12,605
C000124331
Account Value [Line Items]
Line Graph and Table Measure Name		Anfield Universal Fixed Income Fund
Accumulated Value	10,000		10,252	10,539	10,812	10,559	10,428	10,711	9,838	10,403	11,119	11,691
C000124332
Account Value [Line Items]
Line Graph and Table Measure Name		Anfield Universal Fixed Income Fund
Accumulated Value	10,000		10,356	10,739	11,126	10,983	10,946	11,369	10,541	11,256	12,157	12,911
Bloomberg U.S. Aggregate 1-3 year Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate 1-3 year Index (USD)
Accumulated Value	10,000		10,133	10,204	10,239	10,742	11,073	11,069	10,524	10,868	11,550	12,139
Bloomberg U.S. Aggregate 1-3 year Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate 1-3 year Index (USD)
Accumulated Value	10,000		10,133	10,204	10,239	10,742	11,073	11,069	10,524	10,868	11,550	12,139
Bloomberg U.S. Aggregate 1-3 year Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate 1-3 year Index (USD)
Accumulated Value	10,000		10,133	10,204	10,239	10,742	11,073	11,069	10,524	10,868	11,550	12,139
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,437	10,531	10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
ICE BofA SOFR Overnight Rate Index (LUS0)
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA SOFR Overnight Rate Index
Accumulated Value	10,000		10,036	10,129	10,302	10,540	10,607	10,612	10,718	11,248	11,867	12,404
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,437	10,531	10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
ICE BofA SOFR Overnight Rate Index (LUS0)
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA SOFR Overnight Rate Index
Accumulated Value	10,000		10,036	10,129	10,302	10,540	10,607	10,612	10,718	11,248	11,867	12,404
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,437	10,531	10,315	11,502	12,214	12,155	10,249	10,286	11,370	12,071
ICE BofA SOFR Overnight Rate Index (LUS0)
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA SOFR Overnight Rate Index
Accumulated Value	$ 10,000		$ 10,036	$ 10,129	$ 10,302	$ 10,540	$ 10,607	$ 10,612	$ 10,718	$ 11,248	$ 11,867	$ 12,404